Inventories - Summary of Inventories (Parenthetical) (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Classes of inventories [line items]
Work-in-progress	[1]	$ 136	$ 144
Construction contracts [member]
Classes of inventories [line items]
Work-in-progress		$ 9	$ 9

[1]	Work-in-progress includes $9 million (2020: $9 million) in respect of the cumulative costs incurred, net of amounts transferred to cost of sales under percentage-of-completion accounting, for construction contracts in progress at the balance sheet date.